Condensed Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	€ 256,635	€ 236,748
Other financial assets	221,551	367,704
Accounts receivables	1,962	5,857
Other current assets	23,788	19,246
Total current assets	503,936	629,555
Non-current assets
Property, plant and equipment	46,306	50,380
Intangible assets	1,598	1,629
Right-of-use assets	14,462	13,332
Other non-current assets	1,000	1,250
Total non-current assets	63,366	66,591
Total assets	567,302	696,146
Current liabilities
Provisions	4,391	0
Accounts payables	18,701	20,693
Deferred revenue	24,389	35,908
Liabilities for warrants	0	1,730
Lease liabilities	3,004	2,851
Other current liabilities	6,762	6,805
Total current liabilities	57,247	67,987
Non-current liabilities
Deferred revenue	27,561	34,161
Lease liabilities	14,112	13,352
Deferred tax liability	3,808	5,804
Total non-current liabilities	45,481	53,317
Shareholders' equity
Share capital	1,216	1,216
Share premium	1,170,616	1,162,136
Accumulated deficit	(699,745)	(589,541)
Other reserves	(7,513)	1,031
Total shareholders' equity	464,574	574,842
Total liabilities and shareholders' equity	€ 567,302	€ 696,146